UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.2%

	Shares	Value
BUSINESS SERVICES — 13.7%
Cognizant Technology Solutions Corp, Cl A(A)	5,642,047	$393,137,835
IHS Markit Ltd* (A)	8,817,303	457,794,372
Visa Inc., Cl A (A)	6,856,212	925,657,182

		1,776,589,389

COMMUNICATION SERVICES — 12.7%
Alphabet Inc., Cl A*	688,870	775,591,844
Facebook Inc., Cl A*	2,794,362	465,792,202
Netflix Inc. *	1,211,634	411,349,743

		1,652,733,789

CONSUMER STAPLES — 2.9%
Estee Lauder, Cl A	2,733,936	372,963,549

CONSUMER DISCRETIONARY — 13.8%
Amazon.com Inc.*	287,635	494,366,904
Booking Holdings Inc.*	331,426	607,440,887
Nike Inc., Cl B (A)	8,412,839	688,843,257

		1,790,651,048

FINANCIALS — 13.2%
Charles Schwab Corp(A)	10,801,877	505,203,787
CME Group Inc., Cl A(A)	3,370,002	614,283,965
S&P Global Inc.	3,087,116	591,645,781

		1,711,133,533

HEALTH CARE — 11.8%
Allergan PLC	2,374,183	341,834,869
Illumina Inc.*	2,024,490	566,432,057
Intuitive Surgical Inc. *	1,180,405	618,107,274

		1,526,374,200

INFORMATION TECHNOLOGY — 14.6%
Adobe Inc.*	2,247,690	557,022,536
NVIDIA Corp(A)	3,818,320	548,883,500
PayPal Holdings Inc. * (A)	8,842,419	784,853,110

		1,890,759,146

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 3.8%
Ecolab Inc. (A)	3,083,208	$487,671,009

REAL ESTATE — 11.7%
American Tower Corp., Cl A	4,760,065	822,729,635
Equinix Inc.	1,774,821	699,279,474

		1,522,009,109

TOTAL COMMON STOCK
(Cost $7,791,747,996)		12,730,884,772

SHORT-TERM INVESTMENT — 1.8%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 2.290%(B)
(Cost $231,712,344)	231,712,344	231,712,344

TOTAL INVESTMENTS — 100.0%
(Cost $8,023,460,340)		$12,962,597,116

Percentages are based on Net Assets of $12,962,551,881.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total market value of securities on loan at January 31, 2019 was $1,076,770,125.
(B)	The rate reported is the 7-day effective yield as of January 31, 2019.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2019, the Fund did not hold any Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JANUARY 31, 2019 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-2700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019